Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 31.5%
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M ICE LIBOR + 3.500%, Floor 3.500%), 144A 8.292%, 04/14/29@,•	$2,000	$1,911,630
Anchorage Capital CLO Ltd., Series 2013-1A Class A2R (3 M ICE LIBOR + 1.650%), 144A 6.465%, 10/13/30@,•	2,830	2,795,434
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%), 144A 6.495%, 07/18/29@,•	1,500	1,467,380
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%), 144A 5.908%, 01/20/31@,•	2,500	2,468,642
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M ICE LIBOR + 1.100%, Floor 1.100%), 144A, 5.784%, 03/15/36@,•	2,200	2,152,275
Series 2021-FL6 Class B (1 M ICE LIBOR + 1.600%, Floor 1.600%), 144A, 6.284%, 03/15/36@,•	2,500	2,368,241
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%), 144A 5.928%, 01/20/30@,•	3,000	2,959,713
ECMC Group Student Loan Trust,
Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A, 5.645%, 09/25/68@,•	2,845	2,749,624
Series 2019-1A Class A1A, 144A, 2.720%, 07/25/69@	1,420	1,268,654
Edsouth Indenture No 4 LLC, Series 2013-1 Class A (1 M ICE LIBOR + 0.570%), 144A 5.415%, 02/26/29@,•	1,858	1,830,292
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 8.058%, 01/20/33@,•	1,500	1,453,319
Gallatin CLO IX Ltd., Series 2018-1A Class C1 (3 M ICE LIBOR + 2.100%, Floor 2.100%), 144A 6.915%, 01/21/28@,•	2,000	1,949,694
JFIN CLO Ltd., Series 2017-2A Class AR (3 M ICE LIBOR + 0.990%, Floor 0.990%), 144A 5.953%, 09/20/29@,•	1,447	1,427,161
Nassau Ltd., Series 2017-IA Class A1AS (3 M ICE LIBOR + 1.150%), 144A 5.942%, 10/15/29@,•	1,886	1,876,079
	Par (000)	Value†

Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M ICE LIBOR + 1.700%), 144A, 6.384%, 11/15/30@,•	$1,500	$1,495,164
Series 2014-AA Class A3 (1 M ICE LIBOR + 1.600%), 144A, 6.284%, 10/15/31@,•	1,348	1,344,388
Series 2015-BA Class A3 (1 M ICE LIBOR + 1.450%), 144A, 6.134%, 07/16/40@,•	1,747	1,737,851
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A, 1.690%, 05/15/69@	1,752	1,576,174
Series 2021-EA Class A, 144A, 0.970%, 12/16/69@	2,863	2,428,213
Navient Student Loan Trust, Series 2016-5A Class A (1 M ICE LIBOR + 1.250%), 144A 6.095%, 06/25/65@,•	4,217	4,158,675
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 6.095%, 10/13/31@,•	1,966	1,931,079
OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 6.552%, 10/30/30@,•	2,300	2,222,021
Shackleton CLO Ltd., Series 2013-3A Class AR (3 M ICE LIBOR + 1.120%, Floor 1.120%), 144A 5.912%, 07/15/30@,•	1,457	1,443,685
Signal Peak CLO Ltd., Series 2018-6A Class B (3 M ICE LIBOR + 1.680%), 144A 6.482%, 07/28/31@,•	2,000	1,958,472
SLM Student Loan Trust, Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 5.435%, 03/25/55•	3,902	3,771,962
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M ICE LIBOR + 1.450%), 144A, 6.134%, 02/17/32@,•	1,378	1,375,180
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 6.634%, 08/16/32@,•	597	596,678
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	1,350	1,280,366
Series 2021-C Class B, 144A, 2.300%, 01/15/53@	2,539	2,264,326
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%), 144A 6.545%, 07/18/31@,•	1,500	1,419,758

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — (continued)
Steele Creek CLO Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 6.315%, 04/21/31@,•	$1,250	$1,206,416
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 7.818%, 04/25/33@,•	1,500	1,467,910
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 9.118%, 01/25/34@,•	2,000	1,886,220
TOTAL ASSET BACKED SECURITIES (Cost $66,671,878)		64,242,676

COMMERCIAL MORTGAGE BACKED SECURITIES — 13.9%
BHMS, Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 6.184%, 07/15/35@,•	2,000	1,901,930
BX Commercial Mortgage Trust, Series 2019-XL Class B (1 M ICE LIBOR + 1.194%, Floor 1.194%), 144A 6.022%, 10/15/36@,•	1,275	1,251,292
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.925%, Floor 1.800%), 144A 6.609%, 12/15/36@,•	1,000	957,334
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	2,450	2,363,798
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3 3.076%, 08/25/25•	14,500	783,863
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A, 3.743%, 07/25/24@,•	3,500	3,390,926
Series 2013-K35 Class B, 144A, 3.933%, 12/25/46@,•	2,260	2,238,794
Series 2014-K37 Class C, 144A, 4.559%, 01/25/47@,•	2,550	2,512,000
Series 2015-K44 Class B, 144A, 3.720%, 01/25/48@,•	3,675	3,558,780
Series 2015-K46 Class B, 144A, 3.699%, 04/25/48@,•	1,750	1,692,658
Series 2016-K53 Class B, 144A, 4.025%, 03/25/49@,•	3,220	3,113,049
Series 2017-K728 Class C, 144A, 3.651%, 11/25/50@,•	1,500	1,448,844
	Par (000)	Value†

GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%), 144A 5.934%, 07/15/25@,•	$1,829	$1,781,215
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%), 144A 6.334%, 05/15/38@,•	1,500	1,451,045
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $29,986,903)		28,445,528

CORPORATE BONDS — 39.2%
Apparel — 0.8%
Michael Kors USA, Inc., 144A 4.250%, 11/01/24@	1,650	1,590,187
Auto Manufacturers — 2.3%
Ford Motor Credit Co., LLC 2.300%, 02/10/25	2,250	2,085,244
General Motors Financial Co., Inc. 3.800%, 04/07/25	1,600	1,554,261
Volkswagen Group of America Finance LLC, 144A 4.250%, 11/13/23@	1,000	992,760
		4,632,265
Banks — 5.6%
Bank of America Corp., Series L 3.950%, 04/21/25	2,010	1,945,033
First Maryland Capital II (3 M ICE LIBOR + 0.850%) 5.664%, 02/01/27•	1,500	1,374,033
JPMorgan Chase & Co. (3 M ICE LIBOR + 0.600%) 0.653%, 09/16/24•	1,500	1,466,186
State Street Corp. (3 M ICE LIBOR + 0.560%) 5.424%, 05/15/28•	3,805	3,473,828
Wells Fargo & Co. (3 M ICE LIBOR + 1.000%) 5.830%, 04/15/27•	3,250	3,091,003
		11,350,083
Beverages — 0.8%
Coca-Cola Europacific Partners PLC, 144A 0.800%, 05/03/24@	1,750	1,668,759
Biotechnology — 0.5%
Gilead Sciences, Inc. 0.750%, 09/29/23	1,124	1,099,664
Chemicals — 1.8%
Celanese US Holdings LLC 5.900%, 07/05/24	1,500	1,500,069

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Chemicals — (continued)
The Sherwin-Williams Co. 4.050%, 08/08/24	$2,250	$2,220,764
		3,720,833
Commercial Services — 0.8%
Cintas Corp. No. 2 3.450%, 05/01/25	1,750	1,707,548
Computers — 0.7%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	1,500	1,442,311
Cosmetics & Personal Care — 0.7%
GSK Consumer Healthcare Capital UK PLC 3.125%, 03/24/25	1,500	1,448,886
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500%, 01/15/25	2,500	2,385,222
Electric — 5.6%
American Electric Power Co., Inc. 2.031%, 03/15/24	2,500	2,418,497
CenterPoint Energy, Inc. (SOFR + 0.650%) 5.373%, 05/13/24•	1,000	990,839
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/25	2,000	2,033,582
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	1,929,633
Southern California Edison Co., Series E 3.700%, 08/01/25	2,750	2,677,894
Vistra Operations Co., LLC, 144A 4.875%, 05/13/24@	1,500	1,477,962
		11,528,407
Electronics — 1.4%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,504,738
TD SYNNEX Corp. 1.250%, 08/09/24	1,500	1,403,095
		2,907,833
Entertainment — 0.7%
Warnermedia Holdings, Inc., 144A 3.638%, 03/15/25@	1,500	1,448,157
Food — 0.7%
General Mills, Inc. 5.241%, 11/18/25	1,500	1,504,250
Food Service — 0.5%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	1,000	1,007,360
	Par (000)	Value†

Hand & Machine Tools — 1.6%
Regal Rexnord Corp., 144A 6.050%, 02/15/26@	$1,875	$1,881,855
Stanley Black & Decker, Inc. 2.300%, 02/24/25	1,500	1,432,374
		3,314,229
Healthcare Products — 1.9%
PerkinElmer, Inc. 0.850%, 09/15/24	1,000	938,513
Stryker Corp. 0.600%, 12/01/23	1,500	1,455,248
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/24	1,500	1,417,026
		3,810,787
Healthcare Services — 1.0%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	488,750
Tenet Healthcare Corp. 4.625%, 09/01/24	1,500	1,473,573
		1,962,323
Lodging — 0.9%
Hyatt Hotels Corp. 1.800%, 10/01/24	1,875	1,774,437
Machinery — Diversified — 1.1%
CNH Industrial Capital LLC 1.950%, 07/02/23	2,250	2,228,252
Miscellaneous Manufacturing — 0.7%
Parker-Hannifin Corp. 3.650%, 06/15/24	1,500	1,475,664
Oil & Gas — 0.9%
Phillips 66 0.900%, 02/15/24	2,000	1,933,955
Packaging and Containers — 1.0%
Graphic Packaging International LLC 4.125%, 08/15/24	2,000	1,953,390
Real Estate Investment Trusts — 1.6%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,256,917
Simon Property Group LP 3.500%, 09/01/25	1,000	963,633
		3,220,550
Semiconductors — 1.4%
Qorvo, Inc., 144A 1.750%, 12/15/24@	1,500	1,392,480
Skyworks Solutions, Inc. 0.900%, 06/01/23	1,500	1,487,395
		2,879,875
Software — 0.7%
VMware, Inc. 1.000%, 08/15/24	1,500	1,415,008

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — 2.3%
Sprint LLC 7.875%, 09/15/23	$2,000	$2,014,726
T-Mobile USA, Inc. 3.500%, 04/15/25	1,500	1,457,227
Verizon Communications, Inc. 1.450%, 03/20/26	1,250	1,149,213
		4,621,166
TOTAL CORPORATE BONDS (Cost $83,066,466)		80,031,401

RESIDENTIAL MORTGAGE BACKED SECURITIES — 13.8%
Collateralized Mortgage Obligations — 13.1%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	653	612,014
Bunker Hill Loan Depositary Trust,
STEP, Series 2019-2 Class A3, 144A, 3.185%, 07/25/49@	1,913	1,783,909
Series 2020-1 Class M1, 144A, 4.353%, 02/25/55@,•	2,250	1,989,068
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	580	530,577
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,394	1,193,074
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	1,357	1,120,115
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	4,148	3,564,245
JP Morgan Mortgage Trust,
Series 2019-6 Class B2, 144A, 4.234%, 12/25/49@,•	2,975	2,699,771
Series 2019-9 Class A3, 144A, 3.500%, 05/25/50@,•	1,275	1,139,084
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	257	239,665
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,358	1,976,483
Towd Point Mortgage Trust, Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,804,877
Verus Securitization Trust,
Series 2019-INV2 Class A3, 144A, 3.219%, 07/25/59@,•	1,140	1,099,135
Series 2019-INV3 Class A1, 144A, 2.692%, 11/25/59@,•	2,275	2,161,809
Series 2020-INV1 Class A2, 144A, 3.035%, 03/25/60@,•	1,300	1,238,435
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	$2,800	$2,516,960
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,260	1,076,534
		26,745,755
Fannie Mae REMICS — 0.7%
Series 2012-152 Class TA 2.500%, 09/25/42	1,547	1,351,355
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $32,187,490)		28,097,110
	Number of Shares
SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $393,063)	393,063	393,063
TOTAL INVESTMENTS — 98.6% (Cost $212,305,800)		$201,209,778
Other Assets & Liabilities — 1.4%		2,943,447
TOTAL NET ASSETS — 100.0%		$204,153,225

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $128,649,156, which represents 63.0% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Limited Maturity Bond Fund
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
STEP— Step Coupon Bond.
Country Weightings as of 3/31/2023††
United States	79%
Cayman Islands	18
United Kingdom	2
Ireland	1
Total	100%
††	% of total investments as of March 31, 2023.
Futures contracts held by the Fund at March 31, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	06/30/23	240	2,000	$103	$49,548,750	$547,064	$—
Long	U.S. Treasury 5 Year Note	06/30/23	180	1,000	110	19,711,406	404,673	—
							$951,737	$—

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 10 Year Note	06/21/23	(60)	1,000	$115	$(6,895,313)	$—	$(193,240)
Short	U.S. Treasury Long Bond	06/21/23	(20)	1,000	131	(2,623,125)	—	(111,135)
							$—	$(304,375)
							$951,737	$(304,375)